Cover	Jul. 27, 2025
Cover [Abstract]
Entity Registrant Name	MILL CITY VENTURES III, LTD.
Entity Central Index Key	0001425355
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jul. 27, 2025
Entity File Number	001-41472
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	90-0316651
Entity Address Address Line 1	1907 Wayzata Boulevard
Entity Address Address Line 2	Suite 205
Entity Address City Or Town	Wayzata
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55391
City Area Code	952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	479-1923
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	MCVT
Security Exchange Name	NASDAQ